Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

April 26, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

on behalf of Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and

Eaton Vance Floating-Rate & High Income Fund

Post-Effective Amendment No. 260 (1933 Act File No. 002-90946)

Amendment No. 263 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on June 27, 2016.

The Amendment is being filed for the purpose of registering new Class R6 shares of Eaton Vance Floating-Rate & High Income Fund. The disclosure relevant to the new share class is substantially similar to the disclosure contained in Eaton Vance fund prospectuses and SAIs reviewed by the staff of the U.S. Securities and Exchange Commission (the “Commission”) in certain post-effective amendments previously filed under Rule 485(a) of the 1933 Act.  More specifically, the disclosure is substantially similar to the Class R6 disclosure contained in the post-effective amendment recently filed under Rule 485(a) for:

Registrant & PEA No.	Filing Date	Accession No.
Eaton Vance Mutual Funds Trust, PEA No. 243	6/11/2015	0000940394-15-000802

The prospectus and SAI have been marked to show changes from the prospectus and SAI contained in Eaton Vance Mutual Funds Trust’s Post-Effective Amendment No. 258 filed with the Commission on February 25, 2016 (Accession No. 0000940394-16-002001).

Securities and Exchange Commission

April 26, 2016

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.  Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655 or fax (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President